Capitalized Software Development Costs - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capitalized Computer Software Net [Line Items]
Software not yet placed into service, included in other assets, non-current	$ 4,636	$ 2,633
Capitalized Software Development
Capitalized Computer Software Net [Line Items]
Software development costs	2,400	1,800	$ 800
Amortization expenses	1,400	$ 900	$ 400
Estimated amortization in 2017	1,200
Estimated amortization in 2018	500
Software not yet placed into service, included in other assets, non-current	$ 1,100